OPERATING LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
OPERATING LEASES
Operating lease right-of-use assets	¥ 76,821,285	¥ 86,597,121		$ 10,820,052
Operating lease liabilities-current (Note 12)	¥ 5,094,066	¥ 7,743,648
Operating lease liabilities-current, financial statement location	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB175,352,229 and RMB151,286,008 as of December 31, 2022 and 2023, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB175,352,229 and RMB151,286,008 as of December 31, 2022 and 2023, respectively)		Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB175,352,229 and RMB151,286,008 as of December 31, 2022 and 2023, respectively)
Operating lease liabilities-non-current	¥ 280,421	¥ 7,569,128		$ 39,496
Total operating lease liabilities	5,374,487	15,312,776
Cash paid for amounts included in the measurement of operating lease liabilities	7,711,479	8,046,828	¥ 9,569,023
Right-of-use assets obtained in exchange for new operating lease liabilities	3,744,607	¥ 921,405	10,201,553
Right-of-use assets obtained in exchange for prepayment for land use right			26,550,000
Modification to right-of-use assets	¥ (5,217,099)		¥ (11,469,923)
Weighted average remaining lease term	1 year 1 month 6 days			1 year 1 month 6 days
Weighted average discount rate	3.92%			3.92%